Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized losses on sale of securities		$ (67.0)	$ (60.6)	$ (41.5)
Income from operations before income taxes		444.1	464.1	402.6
Income tax (expense)/benefit		(103.9)	22.0	132.1
General, administrative and corporate expenses	[1]	(671.4)	(533.1)	(503.6)
Net income/(loss)		340.2	486.1	534.7
Net realized and unrealized foreign exchange gains/(losses)		51.6	(14.1)	14.4
Income tax expense, foreign currency translation adjustments		(1.6)	1.4	0.0
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)		33.8	48.6	25.5
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)		(25.8)	(3.2)	(2.2)
Realized losses on sale of securities		68.8	62.6	42.4
Income from operations before income taxes		43.0	59.4	40.2
Income tax (expense)/benefit		(8.7)	(11.5)	(6.6)
Net income/(loss)		34.3	47.9	33.6
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit		0.2	(0.2)	0.0
General, administrative and corporate expenses		(0.7)	0.9	(8.1)
Net income/(loss)		$ (0.5)	$ 0.7	$ (8.1)

[1]	General, administrative and corporate expenses includes related party management consulting fees of $1.8 million (2024 — $5.0 million; 2023 — $5.0 million).